Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Anbio Biotechnology (“Anbio” or “the Company”) was incorporated on July 27, 2021 in the Cayman Islands. Anbio designs and outsources manufacturing to the original equipment manufacturers (OEM), and distributes laboratory use, home use, and point of care (POCT) in vitro diagnostics (IVD) and other medical solutions in the medical device industry.

Anbio Biotechnology Pty Ltd. (“Anbio Australia”) is a subsidiary wholly owned by Anbio and was established in Australia on October 6, 2021. Anbio Australia was established to target the Australian market.

PharVac Limited (“PharVac BVI”) is a subsidiary wholly owned by Anbio and was established in the British Virgin Islands on April 13, 2022.

PharVac Inc (“PharVac USA”) was incorporated under the law of Delaware on January 18, 2023, as a wholly owned subsidiary of PharVac BVI.

LoviWell Inc (“LoviWell BVI”) was incorporated under the law of the British Virgin Islands on February 22, 2023, as a wholly owned subsidiary of Anbio.

LoviWell Inc (“LoviWell USA”) was incorporated under the law of Delaware on March 28, 2023, as a wholly owned subsidiary of LoviWell BVI.

Anbio Biotechnology Limited (“Anbio HK”) is a subsidiary wholly owned by Anbio and was incorporated in Hong Kong SAR, China on August 6, 2021. Anbio HK had limited operations in the year 2021, but starting from 2022 and onwards, as a holding company, is not expected to engage in operational activities. Beijing AnBiAo Biotechnology Limited (“Beijing AnBiAo”) is wholly owned by Anbio HK for all the periods presented. AnBiAo Biotechnology (Xiamen) Limited (“AnBiAo Xiamen”) and AnBai (Beijing) Biomedical Technology Limited (“AnBai”) are wholly owned by Beijing AnBiAo.

Anbio Biotechnology Limited (“Anbio Samoa”) was incorporated under the laws of the Independent State of Samoa on February 25, 2025, as a wholly owned subsidiary of PharVac BVI to design and sell IVD products.

Anbio Biotechnology Limited (“Anbio UK”), was incorporated under the laws of the UK as a wholly owned subsidiary of Anbio. Anbio UK was dissolved on January 7, 2025.

Anbio Biotechnology (“Anbio France”), was incorporated under the laws of France as a wholly owned subsidiary of Anbio HK. Anbio France was dissolved on April 3, 2025.

Anbio Biotechnology Limited (“Anbio BVI”), was incorporated under the laws of the British Virgin Islands as a wholly owned subsidiary of Anbio. Anbio BVI ceased operations in 2025 and was sold.

On June 30, 2023, the Company authorized 500,000,000 shares, comprising 400,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares shall consistently vote collectively as a unified class for all resolutions brought before the shareholders. Every Class A Ordinary Share will confer upon its possessor one (1) voting right for all matters subject to voting, whereas each Class B Ordinary Share will grant its holder fifty (50) voting rights for these identical matters. Class B Ordinary Shares do not possess any economic interests, except for the entitlement to capital repayment in the event of liquidation. Under no circumstances are Class A Ordinary Shares convertible into Class B Ordinary Shares, and vice versa.

Pursuant to the above reorganization, two shareholders own 100,000,000 Class B Ordinary Shares in the aggregate, with a par value of $0.0001 per share.

On February 20, 2025, the Company closed its initial public offering (“IPO”), pursuant to which it sold 1,600,000 Class A ordinary shares, par value $0.0001 per share, to the underwriters in a firm-commitment offering at an offering price of $5.00 per share. The aggregate gross proceeds of the IPO were $8,000,000 and the net proceeds from the IPO were $7,230,000, after deducting underwriting discounts and offering expenses. The ordinary shares of the Company were approved for listing on The Nasdaq Global Market and commenced trading under the ticker symbol “NNNN” on February 19, 2025.

As of December 31, 2025, there were 43,891,200 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares issued and outstanding.